SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Feb. 29, 2016
Cash and Cash Equivalents [Abstract]
Schedule of Short Term Investments [Table Text Block]	Short-term investments consisted of the following:
	As of	As of
	February 28,	February 29,
	2015	2016

Held-to-maturity investments	$765,611	$27,470,431

	$765,611	$27,470,431